12. Stockholders' Equity: Options (Policies)	3 Months Ended
Dec. 31, 2012
Policies
Options

Options

In November 2012, the Company modified the terms of stock options granted to certain employees, officers, directors, and active third-party service providers. Under the modified terms, the Company reduced the number of shares to be purchased under these option grants from a total of 17,134,334 shares to a total of 14,534,934 shares with a reduction in the purchase price on these grants from original prices ranging from $1.375 to $0.90 per share to $0.469 per share. A breakdown of the modified grants is as follows:

	Shares under Original Grant	Shares under Modified Grant
Employees	5,809,334	4,914,934
Officers and directors	11,300,000	9,600,000
Outside legal counsel	25,000	20,000
	17,134,334	14,534,934

In addition to reducing the number of options previously granted at the reduced purchase price, Messrs. Macaluso and Orsini voluntarily agreed to amend their stock options to defer vesting of already vested options related to their employment agreements and half of their unvested options for an additional six months. The Company accounted for the modification to the option grants pursuant to ASC Topic 718-20-35 and recognized $489,726 as additional compensation that was charged to operations during the three months ended December 31, 2012.

On November 29, 2012, the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.389 per share expiring five years from date of grant. The 200,000 options were valued at $26,760 under a Binomial Option Model using a trading price of $0.25 per share, a risk free interest rate of 0.63%, and volatility of 98.76%. The options immediately vested, and the $26,760 was fully charged to operations on the date of grant.

On December 6, 2012, the Company granted options to its Executive Chairman to purchase 2,099,400 shares of the Company common stock at a purchase price of $0.469 per share expiring five years from date of grant. The 2,099,400 options were valued at $636,328 under a Binomial Option Model using a trading price of $0.46 per share, a risk free interest rate of 0.60%, and volatility of 98.54%. The options immediately vested, and the $636,328 was fully charged to operations on the date of grant.

On December 6, 2012, the Company granted options to an employee to purchase 500,000 shares of the Company common stock at a purchase price of $0.469 per share expiring five years from date of grant. The 500,000 options were valued at $151,550 under a Binomial Option Model using a trading price of $0.46 per share, a risk free interest rate of 0.60%, and volatility of 98.54%. The options immediately vest and the $151,550 was fully charged to operations on the date of grant.

On December 10, 2012, the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.446 per share expiring five years from date of grant. The 200,000 options were valued at $50,220 under a Binomial Option Model using a trading price of $0.40 per share, a risk free interest rate of 0.62%, and volatility of 98.32%. The options immediately vest and the $50,220 was fully charged to operations on the date of grant.

Total stock based compensation charged to operations during the three months ended December 31, 2012 totaled $1,406,541, of which $864,858 was recognized through the vesting of 2,999,400 common stock options, $489,726 was recognized on the above indicated November 30, 2012 modification of certain options previously granted, and $51,957 was recognized as compensation during the period on the amortization of the fair value of 5,750,000 options granted personally by the Executive Chairman to a third-party consultant as discussed in Note 10.

A summary of outstanding stock warrants and options is as follows:

	Number of Shares		Weighted Average Exercise Price
Outstanding – September 30, 2012	55,326,595		$.75
Granted	19,020,414	(1)	$.42
Exercised	-		$-
Cancelled	(18,884,334	)(2)	$(.92)
Outstanding – December 31, 2012	55,462,675		$.55

Of the 55,462,675 options and warrants outstanding, 46,963,341 are fully vested and currently available for exercise.  In addition, as many as 9,960,000 of shares can be issued on the conversion and debt and certain interest, and 220,000 such shares were issued in February 2013 on such a debt conversion.

(1)            Includes modified option grants to purchase 14,534,934 common shares pursuant to the November 2012 agreement.

(2)            Includes modified option grants reducing 17,134,334 common shares pursuant to the November 2012 agreement.